Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Rental commitments [Member]
Future Minimum Payments under Non-Cancellable Leases	Future minimum payments under non-cancellable operating leases of office rental consist of the following as of December 31, 2018:
(In thousands)
2019	6,231
2020	4,527
2021	2,633
13,391

Bandwidth purchase commitments [Member]
Future Minimum Payments under Non-Cancellable Leases	Future minimum payments under non-cancellable bandwidth contracts consist of the following as of December 31, 2018:
(In thousands)
2019	8,695
2020	366
9,061

Capital commitments [Member]
Future Minimum Payments under Non-Cancellable Leases
As at December 31, 2018, the Group has unconditional purchase obligations for switchboards, servers, office software and construction in progress that had not been recognized in the amount of USD 23,169,000.

(In thousands)
2019	13,259
2020	9,867
2021	43
23,169